AB Bond Fund, Inc.

AB Limited Duration High Income Portfolio

Portfolio of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 43.5%
Industrial - 37.9%
Basic - 4.5%
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)	U.S.$	300	$310,053
Berry Global, Inc.
6.00%, 10/15/22		645	661,673
CF Industries, Inc.
7.125%, 5/01/20		896	924,466
Constellium NV
6.625%, 3/01/25 (a)		250	260,490
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		980	1,004,892
5.125%, 3/15/23-5/15/24 (a)		340	352,223
Freeport-McMoRan, Inc.
3.55%, 3/01/22		805	805,161
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		329	315,587
Lecta SA
6.50%, 8/01/23 (a)	EUR	298	258,544
Novelis Corp.
6.25%, 8/15/24 (a)	U.S.$	283	296,431
OCI NV
5.00%, 4/15/23 (a)	EUR	300	361,086
Peabody Energy Corp.
6.00%, 3/31/22 (a)	U.S.$	1,430	1,466,107
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		1,433	1,460,069
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,200	1,259,880
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	334	413,183
thyssenkrupp AG
2.875%, 2/22/24 (a)		343	406,894
Valvoline, Inc.
5.50%, 7/15/24	U.S.$	73	75,591
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		1,381	1,436,958

			12,069,288

Capital Goods - 2.3%
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (b)	EUR	255	300,930
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (a)	U.S.$	888	896,516
6.75%, 5/15/24 (a)	EUR	398	485,413
Ball Corp.
4.00%, 11/15/23	U.S.$	700	725,466

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
6.00%, 10/15/22 (a)	U.S.$	26	$26,112
6.125%, 1/15/23 (a)		390	392,051
7.50%, 3/15/25 (a)		26	26,102
Clean Harbors, Inc.
5.125%, 6/01/21		795	797,123
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		72	68,994
Colfax Corp.
6.00%, 2/15/24 (a)		194	205,234
Crown European Holdings SA
2.25%, 2/01/23 (a)	EUR	116	139,158
GFL Environmental, Inc.
5.625%, 5/01/22 (a)	U.S.$	405	407,219
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		503	517,059
Terex Corp.
5.625%, 2/01/25 (a)		266	270,929
Tervita Escrow Corp.
7.625%, 12/01/21 (a)		1,031	1,048,424

			6,306,730

Communications - Media - 5.6%
Altice Financing SA
6.625%, 2/15/23 (a)		1,193	1,222,539
Altice Luxembourg SA
7.75%, 5/15/22 (a)		200	203,194
AMC Networks, Inc.
4.75%, 12/15/22		898	911,596
5.00%, 4/01/24		711	732,081
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		614	617,328
5.25%, 9/30/22		936	950,330
CSC Holdings LLC
5.375%, 7/15/23 (a)		716	735,482
6.75%, 11/15/21		346	370,656
DISH DBS Corp.
5.00%, 3/15/23		291	279,407
5.125%, 5/01/20		144	144,847
6.75%, 6/01/21		391	410,147
7.875%, 9/01/19		606	610,545
iHeartCommunications, Inc.
6.375%, 5/01/26		508	538,993
Lamar Media Corp.
5.00%, 5/01/23		671	682,608
Netflix, Inc.
5.50%, 2/15/22		954	1,004,075
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		119	119,240
RR Donnelley & Sons Co.
7.00%, 2/15/22		19	19,200
Sinclair Television Group, Inc.
5.375%, 4/01/21		718	719,673
6.125%, 10/01/22		745	758,045

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)	U.S.$	850	$854,284
4.625%, 5/15/23-7/15/24 (a)		397	405,133
6.00%, 7/15/24 (a)		125	128,915
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,398	1,402,306
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		113	108,570
Virgin Media Secured Finance PLC
5.25%, 1/15/21		743	778,203
5.25%, 1/15/26 (a)		335	342,886

			15,050,283

Communications - Telecommunications - 3.4%
Altice France SA/France
5.625%, 5/15/24 (a)	EUR	321	378,901
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(f)	U.S.$	731	0
6.50%, 1/15/24 (c)(d)(e)(f)		235	0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		464	490,133
Series T
5.80%, 3/15/22		260	271,713
DKT Finance ApS
7.00%, 6/17/23 (a)	EUR	215	267,103
9.375%, 6/17/23 (a)	U.S.$	200	216,496
Frontier Communications Corp.
8.75%, 4/15/22		343	218,093
Intelsat Jackson Holdings SA
9.50%, 9/30/22 (a)		927	1,082,912
Level 3 Financing, Inc.
5.375%, 8/15/22		883	886,629
Level 3 Parent LLC
5.75%, 12/01/22		953	961,806
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		200	207,314
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		667	683,675
T-Mobile USA, Inc.
6.00%, 3/01/23		731	747,755
6.375%, 3/01/25		125	129,611
6.50%, 1/15/24		235	243,453
Telecom Italia SpA/Milano
4.00%, 4/11/24 (a)	EUR	791	970,889
Wind Tre SpA
2.625%, 1/20/23 (a)		605	693,105
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23	U.S.$	602	616,894

			9,066,482

Consumer Cyclical - Automotive - 1.0%
Dana, Inc.
5.50%, 12/15/24		658	673,443

	Principal Amount (000)		U.S. $ Value
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (a)(b)	EUR	281	$326,426
Meritor, Inc.
6.25%, 2/15/24	U.S.$	400	411,884
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	110	129,303
6.25%, 5/15/26 (a)	U.S.$	48	49,881
8.50%, 5/15/27 (a)		254	261,023
Tenneco, Inc.
5.00%, 7/15/24 (a)	EUR	230	257,610
Titan International, Inc.
6.50%, 11/30/23	U.S.$	334	289,855
Truck Hero, Inc.
8.50%, 4/21/24 (a)		184	185,511

			2,584,936

Consumer Cyclical - Entertainment - 0.4%
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		1,069	1,084,158

Consumer Cyclical - Other - 2.7%
Beazer Homes USA, Inc.
8.75%, 3/15/22		804	839,529
Cirsa Finance International SARL
6.25%, 12/20/23 (a)	EUR	108	133,596
Eldorado Resorts, Inc.
6.00%, 4/01/25	U.S.$	252	264,877
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.125%, 12/01/24		743	792,915
International Game Technology PLC
3.50%, 7/15/24 (a)	EUR	135	163,560
6.25%, 2/15/22 (a)	U.S.$	501	529,171
KB Home
7.00%, 12/15/21		144	154,591
7.625%, 5/15/23		355	397,689
8.00%, 3/15/20		265	273,689
Marriott Ownership Resorts, Inc./ILG LLC Series WI
6.50%, 9/15/26 (g)		380	407,550
MGM Resorts International
6.00%, 3/15/23		302	327,380
6.625%, 12/15/21		916	989,857
7.75%, 3/15/22		96	107,060
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)		43	43,726
Samsonite Finco SARL
3.50%, 5/15/26 (a)	EUR	215	248,366

	Principal Amount (000)		U.S. $ Value
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	1,137	$1,161,423
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		395	408,252

			7,243,231

Consumer Cyclical - Restaurants - 0.2%
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (a)	GBP	394	514,030

Consumer Cyclical - Retailers - 2.3%
Asbury Automotive Group, Inc.
6.00%, 12/15/24	U.S.$	876	910,917
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,377	1,393,070
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		710	736,888
Murphy Oil USA, Inc.
6.00%, 8/15/23		50	51,477
Penske Automotive Group, Inc.
5.75%, 10/01/22		1,393	1,417,851
Sonic Automotive, Inc.
5.00%, 5/15/23		1,043	1,055,933
Staples, Inc.
7.50%, 4/15/26 (a)		389	386,250
William Carter Co. (The)
5.625%, 3/15/27 (a)		143	149,689

			6,102,075

Consumer Non-Cyclical - 3.1%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		578	587,491
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
6.625%, 6/15/24		257	266,229
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		230	232,346
6.50%, 3/15/22 (a)		439	455,050
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		956	941,201
DaVita, Inc.
5.125%, 7/15/24		790	791,003
5.75%, 8/15/22		161	163,021
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		147	102,463
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		1,610	1,609,276
HCA Healthcare, Inc.
6.25%, 2/15/21		260	272,155
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		685	707,954
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		897	919,434

	Principal Amount (000)		U.S. $ Value
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)	U.S.$	82	$87,146
Tenet Healthcare Corp.
4.50%, 4/01/21		388	394,790
4.75%, 6/01/20		125	126,234
6.00%, 10/01/20		582	600,176
Tonon Luxembourg SA
6.50%, 10/31/24 (d)(f)(h)		86	4,291

			8,260,260

Energy - 5.2%
California Resources Corp.
8.00%, 12/15/22 (a)		12	9,041
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		560	542,472
8.25%, 7/15/25		125	123,441
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		511	587,737
Chesapeake Energy Corp.
7.00%, 10/01/24		825	741,015
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		68	48,929
DCP Midstream Operating LP
4.95%, 4/01/22		1,011	1,053,836
Denbury Resources, Inc.
9.00%, 5/15/21 (a)		375	369,251
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23		450	379,908
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		108	104,507
6.75%, 8/01/22		642	651,059
Gulfport Energy Corp.
6.00%, 10/15/24		400	309,220
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		195	201,105
HighPoint Operating Corp.
7.00%, 10/15/22		545	514,747
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		469	466,669
Nabors Industries, Inc.
4.625%, 9/15/21		528	513,961
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		944	985,630
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		283	277,450
Noble Holding International Ltd.
7.75%, 1/15/24		45	34,313
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		135	141,036
QEP Resources, Inc.
5.25%, 5/01/23		318	306,170
5.375%, 10/01/22		328	318,823

	Principal Amount (000)		U.S. $ Value
Range Resources Corp.
5.00%, 8/15/22-3/15/23	U.S.$	1,092	$1,035,353
5.875%, 7/01/22		31	30,960
SemGroup Corp.
7.25%, 3/15/26		403	394,597
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 7/15/22		241	237,568
SM Energy Co.
6.125%, 11/15/22		115	114,384
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		1,150	1,176,761
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		255	272,141
Transocean Sentry Ltd.
5.375%, 5/15/23 (a)		530	530,652
Transocean, Inc.
9.00%, 7/15/23 (a)		485	515,429
Whiting Petroleum Corp.
5.75%, 3/15/21		1,081	1,088,816
WPX Energy, Inc.
6.00%, 1/15/22		11	11,501

			14,088,482

Other Industrial - 1.0%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		866	877,769
7.00%, 6/15/23		417	424,160
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		264	269,159
LKQ Corp.
4.75%, 5/15/23		292	295,997
Rexel SA
2.625%, 6/15/24 (a)	EUR	225	263,523
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	485	634,896

			2,765,504

Services - 2.1%
Allied Universal Holdco LLC
6.625%, 7/15/26 (a)	U.S.$	120	121,800
APX Group, Inc.
7.875%, 12/01/22		552	529,904
Aramark Services, Inc.
5.125%, 1/15/24		141	144,878
Arena Luxembourg Finance SARL
2.875%, 11/01/24 (a)	EUR	109	128,138
Carlson Travel, Inc.
6.75%, 12/15/23 (a)	U.S.$	816	826,159
eDreams ODIGEO SA
5.50%, 9/01/23 (a)	EUR	169	201,006
Harsco Corp.
5.75%, 7/31/27 (a)	U.S.$	400	416,324

	Principal Amount (000)		U.S. $ Value
Intertrust Group BV
3.375%, 11/15/25 (a)	EUR	556	$670,287
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20	U.S.$	560	560,823
5.00%, 4/15/22 (a)		680	679,932
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		174	182,707
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		85	88,080
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		166	170,973
5.375%, 4/15/23 (a)		923	946,887

			5,667,898

Technology - 2.4%
ADT Security Corp. (The)
3.50%, 7/15/22		428	426,956
CommScope, Inc.
5.50%, 3/01/24 (a)		827	848,651
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		542	550,607
7.125%, 6/15/24 (a)		211	222,715
First Data Corp.
5.375%, 8/15/23 (a)		1,284	1,306,675
Infor US, Inc.
6.50%, 5/15/22		545	554,646
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	248	290,475
4.875%, 5/15/23 (a)	U.S.$	1,032	1,058,626
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		195	211,298
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		558	522,260
Xerox Corp.
4.125%, 3/15/23		426	434,064

			6,426,973

Transportation - Services - 1.7%
Algeco Global Finance PLC
6.50%, 2/15/23 (a)	EUR	109	129,231
8.00%, 2/15/23 (a)	U.S.$	251	253,698
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (a)		69	69,518
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	225	260,965
Europcar Mobility Drive Designated Activity Co.
4.00%, 4/30/26 (a)		400	465,261
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	243	252,341

	Principal Amount (000)		U.S. $ Value
Hertz Corp. (The)
6.25%, 10/15/22	U.S.$	145	$146,386
7.375%, 1/15/21		948	950,465
Loxam SAS
3.50%, 4/15/22 (a)	EUR	112	129,902
4.25%, 4/15/24 (a)		105	125,365
6.00%, 4/15/25 (a)		320	382,975
XPO Logistics, Inc.
6.125%, 9/01/23 (a)	U.S.$	1,311	1,358,602

			4,524,709

			101,755,039

Financial Institutions - 5.0%
Banking - 1.9%
Ally Financial, Inc.
3.75%, 11/18/19		380	381,953
4.125%, 3/30/20-2/13/22		506	512,868
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (a)(i)	EUR	200	235,591
Banco Santander SA
6.75%, 4/25/22 (a)(i)		600	744,414
Barclays PLC
1.00%, 6/15/25 (i)	GBP	309	410,073
CIT Group, Inc.
5.00%, 8/15/22	U.S.$	108	114,562
5.25%, 3/07/25		746	817,937
Royal Bank of Scotland Group PLC
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (i)(j)		900	855,000
Societe Generale SA
8.00%, 9/29/25 (a)(i)		386	427,156
UniCredit SpA
9.25%, 6/03/22 (a)(i)	EUR	427	543,122

			5,042,676

Brokerage - 0.2%
LPL Holdings, Inc.
5.75%, 9/15/25 (a)	U.S.$	385	396,450

Finance - 1.1%
goeasy Ltd.
7.875%, 11/01/22 (a)		626	655,090
Lincoln Financing SARL
3.625%, 4/01/24 (a)	EUR	327	385,061
Navient Corp.
5.50%, 1/25/23	U.S.$	506	519,778
6.50%, 6/15/22		496	527,273
7.25%, 9/25/23		137	146,335
8.00%, 3/25/20		296	306,239
SLM Corp.
5.125%, 4/05/22		449	446,468

			2,986,244

	Principal Amount (000)		U.S. $ Value
Insurance - 0.1%
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(b)	U.S.$	270	$238,372

Other Finance - 0.7%
Intrum AB
2.75%, 7/15/22 (a)	EUR	1,069	1,229,782
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(b)		572	669,192

			1,898,974

REITS - 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)	U.S.$	236	243,080
Forestar Group, Inc.
8.00%, 4/15/24 (a)		258	271,457
GEO Group, Inc. (The)
5.125%, 4/01/23		849	759,906
Iron Mountain, Inc.
4.375%, 6/01/21(a)		294	297,055
6.00%, 8/15/23		521	535,640
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		371	399,738
5.75%, 2/01/27 (a)		200	215,412

			2,722,288

			13,285,004

Utility - 0.6%
Electric - 0.6%
AES Corp./VA
4.00%, 3/15/21		829	843,765
Calpine Corp.
5.50%, 2/01/24		140	139,346
6.00%, 1/15/22 (a)		719	726,506

			1,709,617

Total Corporates - Non-Investment Grade (cost $116,150,415)			116,749,660

CORPORATES - INVESTMENT GRADE - 23.9%
Industrial - 14.6%
Basic - 2.0%
Anglo American Capital PLC
3.625%, 9/11/24 (a)		1,323	1,351,736
ArcelorMittal
6.25%, 2/25/22		780	844,787
Equate Petrochemical BV
3.00%, 3/03/22 (a)		505	506,035

	Principal Amount (000)		U.S. $ Value
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)	U.S.$	610	$638,310
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)	EUR	290	346,405
Glencore Funding LLC
4.125%, 5/30/23 (a)	U.S.$	300	311,025
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		242	246,235
Mosaic Co. (The)
3.25%, 11/15/22		1,130	1,152,645

			5,397,178

Capital Goods - 1.2%
CNH Industrial Capital LLC
4.375%, 4/05/22		648	671,088
CNH Industrial NV
4.50%, 8/15/23		854	894,462
Masco Corp.
5.95%, 3/15/22		572	619,854
Rolls-Royce PLC
2.125%, 6/18/21 (a)	EUR	791	937,934

			3,123,338

Communications - Media - 0.8%
Cox Communications, Inc.
3.35%, 9/15/26 (a)	U.S.$	484	488,825
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26		407	416,406
Time Warner Cable LLC
4.00%, 9/01/21		769	788,287
Weibo Corp.
3.50%, 7/05/24		539	541,350

			2,234,868

Communications - Telecommunications - 0.8%
AT&T, Inc.
2.95%, 7/15/26		434	430,663
Qwest Corp.
6.75%, 12/01/21		265	284,554
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,385	1,437,893

			2,153,110

Consumer Cyclical - Automotive - 1.4%
Fiat Chrysler Automobiles NV
4.50%, 4/15/20		456	461,522
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	472	564,744
5.10%, 1/17/24	U.S.$	528	564,553
Volkswagen International Finance NV Series 4Y
0.50%, 3/30/21 (a)	EUR	800	915,948

	Principal Amount (000)		U.S. $ Value
ZF North America Capital, Inc.
4.50%, 4/29/22 (a)	U.S.$	751	$765,322
4.75%, 4/29/25 (a)		400	410,168

			3,682,257

Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.875%, 11/07/22	EUR	785	947,091

Consumer Cyclical - Other - 1.2%
MDC Holdings, Inc.
5.625%, 2/01/20	U.S.$	645	654,662
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		295	305,254
5.50%, 2/15/23 (a)		964	990,510
Toll Brothers Finance Corp.
4.375%, 4/15/23		867	896,409
5.875%, 2/15/22		237	252,552

			3,099,387

Consumer Non-Cyclical - 1.8%
CVS Health Corp.
4.10%, 3/25/25		488	514,782
HCA, Inc.
5.875%, 3/15/22		608	666,015
McKesson Corp.
0.625%, 8/17/21	EUR	845	973,610
MEDNAX, Inc.
5.25%, 12/01/23 (a)	U.S.$	809	799,365
Mylan NV
3.15%, 6/15/21		240	239,652
Mylan, Inc.
3.125%, 1/15/23 (a)		467	452,677
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		370	373,585
Tyson Foods, Inc.
4.00%, 3/01/26		180	191,601
4.35%, 3/01/29		199	217,529
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		480	486,086

			4,914,902

Energy - 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22		470	481,670
Antero Resources Corp.
5.125%, 12/01/22		651	624,992
Cenovus Energy, Inc.
3.00%, 8/15/22		386	387,471
3.80%, 9/15/23		30	30,838
Energy Transfer Operating LP
4.25%, 3/15/23		509	531,208
7.50%, 10/15/20		501	531,381

	Principal Amount (000)		U.S. $ Value
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28	U.S.$	204	$214,822
Murphy Oil Corp.
4.00%, 6/01/22		296	298,454
Newfield Exploration Co.
5.75%, 1/30/22		319	341,885
ONEOK, Inc.
4.35%, 3/15/29		323	345,238
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		387	430,410
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,897	1,914,206
Williams Cos., Inc. (The)
3.35%, 8/15/22		679	692,077
3.70%, 1/15/23		814	840,512

			7,665,164

Services - 0.7%
IHS Markit Ltd.
5.00%, 11/01/22 (a)		1,446	1,531,878
Total System Services, Inc.
3.75%, 6/01/23		333	343,776

			1,875,654

Technology - 1.4%
Agilent Technologies, Inc.
3.875%, 7/15/23		495	517,052
Broadcom, Inc.
3.625%, 10/15/24 (a)		390	392,036
4.25%, 4/15/26 (a)		390	395,764
Ingram Micro, Inc.
5.45%, 12/15/24		89	90,764
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		537	549,292
4.625%, 6/01/23 (a)		509	536,450
Seagate HDD Cayman
4.75%, 1/01/25		79	79,684
4.875%, 3/01/24		536	549,947
Western Digital Corp.
4.75%, 2/15/26		571	560,739

			3,671,728

Transportation - Services - 0.1%
United Rentals North America, Inc.
4.625%, 7/15/23		402	410,816

			39,175,493

Financial Institutions - 9.0%
Banking - 6.5%
ABN AMRO Bank NV
6.25%, 4/27/22 (a)		787	853,706
7.75%, 5/15/23 (h)		200	230,948

	Principal Amount (000)		U.S. $ Value
AIB Group PLC
4.263%, 4/10/25 (a)	U.S.$	614	$632,089
4.75%, 10/12/23 (a)		290	304,796
American Express Credit Corp.
0.625%, 11/22/21	EUR	696	805,090
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)	U.S.$	520	545,870
BNP Paribas SA
6.75%, 3/14/22 (a)(i)		383	402,027
7.625%, 3/30/21 (a)(i)		383	405,210
Capital One Bank USA, NA
3.375%, 2/15/23		509	518,620
Citigroup Capital XVIII
1.72% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (j)	GBP	643	739,558
Citigroup, Inc.
0.75%, 10/26/23 (a)	EUR	369	429,375
Compass Bank
2.875%, 6/29/22	U.S.$	687	693,094
Cooperatieve Rabobank UA
6.875%, 3/19/20 (a)	EUR	500	596,233
Credit Agricole SA
6.625%, 9/23/19 (a)(i)	U.S.$	442	444,038
Credit Agricole SA/London
3.375%, 1/10/22 (a)		323	329,211
Credit Suisse Group Funding Guernsey Ltd.
Series E
1.25%, 4/14/22 (a)	EUR	960	1,129,648
Deutsche Bank AG/New York NY
3.375%, 5/12/21	U.S.$	598	594,657
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	801	972,589
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	705	778,940
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		676	677,264
Lloyds Banking Group PLC
7.625%, 6/27/23 (a)(i)	GBP	410	567,540
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	U.S.$	345	347,939
Morgan Stanley
5.00%, 11/24/25		662	733,105
Nationwide Building Society
4.363%, 8/01/24 (a)		200	208,494
Nordea Bank Abp
5.50%, 9/23/19 (a)(i)		419	419,327
Royal Bank of Scotland Group PLC
6.00%, 12/19/23		344	374,857
6.10%, 6/10/23		681	739,219
Santander Holdings USA, Inc.
4.40%, 7/13/27		345	360,342
Santander UK PLC
5.00%, 11/07/23 (a)		263	278,383

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
5.20%, 1/26/24 (a)	U.S.$	506	$541,820
UBS Group Funding Switzerland AG
7.125%, 2/19/20-8/10/21 (a)(i)		802	830,791

			17,484,780

Finance - 0.3%
Huarong Finance II Co., Ltd.
5.50%, 1/16/25 (a)		621	678,443
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)		155	160,056

			838,499

Insurance - 0.4%
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	843	982,319

REITS - 1.8%
EPR Properties
5.25%, 7/15/23	U.S.$	650	695,500
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		106	107,724
5.375%, 11/01/23		1,024	1,102,613
HCP, Inc.
3.875%, 8/15/24		344	360,677
4.20%, 3/01/24		58	61,353
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		325	338,855
Regency Centers LP
3.75%, 6/15/24		400	416,328
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		371	380,787
5.375%, 6/01/23		889	904,584
Senior Housing Properties Trust
6.75%, 12/15/21		250	266,190
Spirit Realty LP
4.45%, 9/15/26		303	316,677

			4,951,288

			24,256,886

Utility - 0.3%
Electric - 0.3%
Enel Finance International NV
4.625%, 9/14/25 (a)		510	546,868
NRG Energy, Inc.
3.75%, 6/15/24 (a)		171	175,805

			722,673

Total Corporates - Investment Grade (cost $62,962,026)			64,155,052

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 8.9%
Industrial - 8.5%
Basic - 0.2%
Berry Global, Inc. (fka Berry Plastics Corporation)
4.162% (LIBOR 1 Month + 1.75%), 1/06/21 (k)	U.S.$	288	$286,920
Foresight Energy LLC
8.272% (LIBOR 3 Month + 5.75%), 3/28/22 (k)		157	127,667
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.669% (LIBOR 1 Month + 3.25%), 10/01/25 (k)		97	95,634

			510,221

Capital Goods - 1.4%
Apex Tool Group, LLC
6.152% (LIBOR 1 Month + 3.75%), 2/01/22 (k)		950	911,200
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
5.902% (LIBOR 1 Month + 3.50%), 8/01/25 (k)		365	364,562
BWay Holding Company
4/03/24(l)		803	774,359
Gardner Denver, Inc.
5.152% (LIBOR 1 Month + 2.75%), 7/30/24 (k)		89	88,737
Gates Global LLC
5.152% (LIBOR 1 Month + 2.75%), 4/01/24 (k)		357	354,786
GFL Environmental Inc.
5.402% (LIBOR 1 Month + 3.00%), 5/30/25 (k)		388	381,061
Honeywell Technologies SARL (fka Garrett Motion Inc.)
4.820% (LIBOR 3 Month + 2.50%), 9/27/25 (k)		143	140,771
Transdigm Inc.
4.829% (LIBOR 3 Month + 2.50%), 6/09/23 (k)		680	666,645
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.902% (LIBOR 1 Month + 2.50%), 10/23/25 (f)(k)		58	56,767

			3,738,888

Communications - Media - 0.3%
Townsquare Media, Inc.
5.402% (LIBOR 1 Month + 3.00%), 4/01/22 (f)(k)		397	395,896

	Principal Amount (000)		U.S. $ Value
Univision Communications Inc.
5.152% (LIBOR 1 Month + 2.75%), 3/15/24 (k)	U.S.$	290	$275,773

			671,669

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		90	90,447
6.904% (LIBOR 1 Month + 4.50%), 1/02/24 (k)		54	53,855
West Corporation
6.522% (LIBOR 3 Month + 4.00%), 10/10/24 (k)		515	480,069

			624,371

Consumer Cyclical - Automotive - 0.3%
Dana Incorporated
4.652% (LIBOR 1 Month + 2.25%), 2/27/26 (k)		527	525,142
Navistar, Inc.
5.910% (LIBOR 1 Month + 3.50%), 11/06/24 (k)		106	105,427
Panther BF Aggregator 2 LP
5.902% (LIBOR 1 Month + 3.50%), 4/30/26 (k)		130	128,945

			759,514

Consumer Cyclical - Entertainment - 0.4%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.402% (LIBOR 1 Month + 3.00%), 4/01/24 (k)		1,025	1,020,661

Consumer Cyclical - Other - 1.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.152% (LIBOR 1 Month + 2.75%), 12/23/24 (k)		433	425,751
Golden Nugget, Inc. (fka Landry’s Inc.)
5.00% (LIBOR 1 Month + 2.75%), 1/01/00 - 10/04/23 (k)		1,176	1,165,539
Marriott Ownership Resorts, Inc.
4.652% (LIBOR 1 Month + 2.25%), 8/29/25 (k)		355	355,062
Ply Gem Midco, Inc.
6.354% (LIBOR 3 Month + 3.75%), 4/12/25 (k)		130	125,783
Scientific Games International, Inc.
5.00% (LIBOR 1 Month + 2.75%), 8/14/24		101	99,050
5.00% (LIBOR 1 Month + 2.75%), 8/14/24 (k)		418	411,353

	Principal Amount (000)		U.S. $ Value
Stars Group Holdings B.V.
5.829% (LIBOR 3 Month + 3.50%), 7/10/25 (k)	U.S.$	178	$177,881

			2,760,419

Consumer Cyclical - Restaurants - 0.9%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (fka Burger King/Tim Hortons)
4.652% (LIBOR 1 Month + 2.25%), 2/16/24 (k)		1,807	1,792,028
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.644% (LIBOR 1 Month + 3.25%), 2/05/25 (k)		483	476,539

			2,268,567

Consumer Cyclical - Retailers - 0.1%
Specialty Building Products Holdings, LLC
8.152% (LIBOR 1 Month + 5.75%), 10/01/25 (f)(k)		299	297,010

Consumer Non-Cyclical - 2.3%
Acadia Healthcare Company, Inc.
4.902% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (k)		384	381,584
Air Medical Group Holdings, Inc.
5.644% (LIBOR 1 Month + 3.25%), 4/28/22 (k)		1,466	1,378,231
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.152% (LIBOR 1 Month + 7.75%), 9/26/25 (k)		615	543,444
Arbor Pharmaceuticals, LLC
7.329% (LIBOR 3 Month + 5.00%), 7/05/23 (k)		402	373,910
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (k)		578	576,452
BI-LO, LLC
10.474% (LIBOR 3 Month + 8.00%), 5/31/24 (k)		295	282,309
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (k)		310	295,950
10.588% (LIBOR 3 Month + 8.00%), 5/31/24 (k)		307	293,754
Envision Healthcare Corporation
6.152% (LIBOR 1 Month + 3.75%), 10/10/25 (f)(k)		277	244,264
Kinetic Concepts, Inc.
5.579% (LIBOR 3 Month + 3.25%), 2/02/24 (k)		309	309,422

	Principal Amount (000)		U.S. $ Value
Post Holdings, Inc.
4.404% (LIBOR 1 Month + 2.00%), 5/24/24 (k)	U.S.$	122	$121,022
Regionalcare Hospital Partners Holdings, Inc.
6.904% (LIBOR 1 Month + 4.50%), 11/16/25 (k)		909	903,419
U.S. Renal Care, Inc.
6/13/26 (l)		540	529,286

			6,233,047

Energy - 0.2%
Blackstone CQP Holdco LP
5.887% (LIBOR 3 Month + 3.50%), 9/30/24 (k)		95	95,550
California Resources Corporation
12.777% (LIBOR 1 Month + 10.38%), 12/31/21 (k)		545	551,723

			647,273

Other Industrial - 0.0%
Core & Main LP
5.52% (LIBOR 3 Month + 3.00%), 8/01/24 (k)		62	62,020

Services - 0.3%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6/26/26 (f)(l)		109	108,545
Camelot U.S. Acquisition 1 Co. (fka Thomson Reuters Intellectual Property & Science)
5.652% (LIBOR 1 Month + 3.25%), 10/03/23 (k)		111	110,939
Parexel International Corporation
9/27/24 (l)		63	59,793
Team Health Holdings, Inc.
5.152% (LIBOR 1 Month + 2.75%), 2/06/24 (f)(k)		539	476,008

			755,285

Technology - 0.8%
Avaya Inc.
6.651% (LIBOR 1 Month + 4.25%), 12/15/24 (k)		277	264,813
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.579% (LIBOR 3 Month + 4.25%), 10/02/25 (k)		796	752,467
MTS Systems Corporation
5.66% (LIBOR 1 Month + 3.25%), 7/05/23 (f)(k)		361	359,879

	Principal Amount (000)		U.S. $ Value
Solera, LLC (Solera Finance, Inc.)
5.152% (LIBOR 1 Month + 2.75%), 3/03/23 (k)	U.S.	$ 677	$671,961
Veritas US Inc.
6.83% (LIBOR 3 Month + 4.50%), 1/27/23 (k)		16	14,917
6.902% (LIBOR 3 Month + 4.50%), 1/27/23 (k)		83	75,150

			2,139,187

Transportation - Services - 0.1%
Avolon TLB Borrower 1 (US) LLC
4.133% (LIBOR 1 Month + 1.75%), 1/15/25 (k)		330	328,937

			22,817,069

Financial Institutions - 0.4%
Finance - 0.0%
Jefferies Finance LLC
6.25% (LIBOR 1 Month + 3.75%), 6/03/26 (k)		52	51,844

Insurance - 0.2%
MPH Acquisition Holdings LLC
5.351% (LIBOR 3 Month + 2.75%), 6/07/23 (k)		532	508,333

Other Finance - 0.2%
PI UK Holdco II Limited
5.652% (LIBOR 3 Month + 3.50%), 1/03/25 (k)		404	398,352

			958,529

Total Bank Loans (cost $24,184,504)			23,775,598

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Risk Share Floating Rate - 3.3%
Bellemeade Re Ltd.
Series 2019-1A, Class M2
5.104% (LIBOR 1 Month + 2.70%), 3/25/29 (a)(j)		185	185,221
Series 2019-2A, Class M1C
4.404% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(j)		342	340,067
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.804% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(j)		855	861,341
Series 2019-R01, Class 2M2
4.854% (LIBOR 1 Month + 2.45%), 7/25/31 (a)(j)		458	463,261
Series 2019-R02, Class 1M2
4.704% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(j)		266	268,429

	Principal Amount (000)		U.S. $ Value
Series 2019-R03, Class 1M2
4.554% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(j)	U.S.	$70	$70,386
Federal Home Loan Mortgage Corp.
Series 2019-HQA1, Class M2
4.754% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(j)		279	281,722
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2
5.654% (LIBOR 1 Month + 3.25%), 7/25/29 (j)		700	739,871
Series 2017-HQA1, Class M2
5.954% (LIBOR 1 Month + 3.55%), 8/25/29 (j)		450	480,157
Series 2018-DNA1, Class M2
4.204% (LIBOR 1 Month + 1.80%), 7/25/30 (j)		462	459,576
Series 2018-HQA1, Class M2
4.704% (LIBOR 1 Month + 2.30%), 9/25/30 (j)		194	194,699
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C04, Class 1M2
8.104% (LIBOR 1 Month + 5.70%), 4/25/28 (j)		125	138,467
Series 2015-C04, Class 2M2
7.954% (LIBOR 1 Month + 5.55%), 4/25/28 (j)		175	189,534
Series 2016-C01, Class 1M2
9.154% (LIBOR 1 Month + 6.75%), 8/25/28 (j)		432	488,505
Series 2016-C01, Class 2M2
9.354% (LIBOR 1 Month + 6.95%), 8/25/28 (j)		171	192,505
Series 2016-C04, Class 1M2
6.654% (LIBOR 1 Month + 4.25%), 1/25/29 (j)		348	373,296
Series 2016-C05, Class 2M2
6.854% (LIBOR 1 Month + 4.45%), 1/25/29 (j)		196	208,672
Series 2016-C07, Class 2M2
6.754% (LIBOR 1 Month + 4.35%), 5/25/29 (j)		199	212,641
Series 2017-C02, Class 2B1
7.904% (LIBOR 1 Month + 5.50%), 9/25/29 (j)		415	469,868
Series 2017-C03, Class 1M2
5.404% (LIBOR 1 Month + 3.00%), 10/25/29 (j)		22	22,961
Series 2017-C07, Class 2M2
4.904% (LIBOR 1 Month + 2.50%), 5/25/30 (j)		16	16,271

	Principal Amount (000)		U.S. $ Value
Series 2018-C01, Class 1M2
4.654% (LIBOR 1 Month + 2.25%), 7/25/30 (j)	U.S.$	738	$745,804
Series 2018-C02, Class 2M2
4.604% (LIBOR 1 Month + 2.20%), 8/25/30 (j)		365	366,472
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.429% (LIBOR 1 Month + 2.00%), 3/27/24 (h)(j)		404	404,375
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (h)(j)		368	369,049
Radnor RE Ltd.
Series 2019-1, Class M1B
4.354% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(j)		290	292,436
Total Collateralized Mortgage Obligations (cost $8,738,400)			8,835,586

EMERGING MARKETS - SOVEREIGNS - 2.9%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (a)		225	257,625

Bahamas - 0.1%
Bahamas Government International Bond
6.00%, 11/21/28 (a)		250	266,250

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)		370	398,559

Dominican Republic - 0.2%
Dominican Republic International Bond
7.50%, 5/06/21 (a)		413	436,067

Ecuador - 0.2%
Ecuador Government International Bond
10.75%, 3/28/22-1/31/29 (a)		493	555,369

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		380	392,825
6.20%, 3/01/24 (a)		380	395,546

			788,371

El Salvador - 0.1%
El Salvador Government International Bond
7.75%, 1/24/23 (a)		300	322,125

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		270	266,288

	Principal Amount (000)		U.S. $ Value
Honduras - 0.2%
Honduras Government International Bond
6.25%, 1/19/27 (a)	U.S.$	380	$408,975

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.375%, 7/23/24 (a)		260	262,600

Jamaica - 0.1%
Jamaica Government International Bond
6.75%, 4/28/28		240	272,700

Kenya - 0.2%
Kenya Government International Bond
6.875%, 6/24/24 (a)		240	255,300
7.00%, 5/22/27 (a)		238	247,817

			503,117

Lebanon - 0.1%
Lebanon Government International Bond
6.10%, 10/04/22 (a)		210	178,697
Series G
6.60%, 11/27/26 (a)		51	40,338
6.65%, 11/03/28 (a)		15	11,761

			230,796

Mongolia - 0.1%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		260	262,681

Nigeria - 0.3%
Nigeria Government International Bond
7.625%, 11/21/25 (a)		720	784,800

Oman - 0.1%
Oman Government International Bond
4.125%, 1/17/23 (a)		400	387,500

Senegal - 0.1%
Senegal Government International Bond
8.75%, 5/13/21 (a)		240	261,001

Sri Lanka - 0.2%
Sri Lanka Government International Bond
5.875%, 7/25/22 (a)		260	260,244
6.85%, 3/14/24 (a)		255	260,502

			520,746

Ukraine - 0.2%
Ukraine Government International Bond
7.75%, 9/01/21 (a)		530	554,115

Total Emerging Markets - Sovereigns (cost $7,448,817)			7,739,685

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 2.1%
Other ABS - Fixed Rate - 1.7%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(f)	U.S.$	594	$603,138
Marlette Funding Trust
Series 2018-2A, Class C
4.37%, 7/17/28 (a)(f)		880	898,510
Series 2018-3A, Class C
4.63%, 9/15/28 (a)(f)		756	778,623
Series 2018-4A, Class C
4.91%, 12/15/28 (a)(f)		752	778,752
Series 2019-1A, Class C
4.42%, 4/16/29 (a)(f)		344	352,253
Series 2019-2A, Class C
4.11%, 7/16/29 (a)(f)		245	248,873
SoFi Consumer Loan Program Trust
Series 2019-3, Class D
3.89%, 5/25/28 (a)(f)		503	507,712
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(f)		375	377,439

			4,545,300

Autos - Fixed Rate - 0.4%
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		500	531,103
Exeter Automobile Receivables Trust
Series 2019-2A, Class E
4.68%, 5/15/26 (a)		270	275,846
Hertz Vehicle Financing II LP
Series 2019-1A, Class C
4.99%, 3/25/23 (a)		209	214,771

			1,021,720

Total Asset-Backed Securities (cost $5,486,172)			5,567,020

EMERGING MARKETS - TREASURIES - 1.7%
Brazil - 1.4%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 10/01/19	BRL	15,120	3,879,466

Dominican Republic - 0.2%
Dominican Republic International Bond
16.95%, 2/04/22 (a)	DOP	19,200	450,044

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	3,538	255,174

Total Emerging Markets - Treasuries (cost $4,735,909)			4,584,684

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.7%
Basic - 0.3%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)	U.S.$	161	$163,495
7.25%, 5/15/22 (a)		491	486,704
Vedanta Resources Finance II PLC
8.00%, 4/23/23 (a)		260	263,900

			914,099

Capital Goods - 0.1%
Indika Energy Capital III Pte Ltd.
5.875%, 11/09/24 (a)		200	195,750
Union Andina de Cementos SAA
5.875%, 10/30/21 (a)		116	119,444

			315,194

Communications - Telecommunications - 0.2%
MTN Mauritius Investments Ltd.
5.373%, 2/13/22 (a)		408	421,260

Consumer Cyclical - Other - 0.4%
MGM China Holdings Ltd.
5.375%, 5/15/24 (a)		214	219,461
5.875%, 5/15/26 (a)		216	222,182
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		690	693,450

			1,135,093

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)(h)(m)		425	20,923

Energy - 0.5%
Petrobras Global Finance BV
5.999%, 1/27/28		784	832,694
6.25%, 3/17/24		311	340,172
ReNew Power Synthetic
6.67%, 3/12/24 (a)		200	204,416

			1,377,282

Other Industrial - 0.1%
KOC Holding AS
6.50%, 3/11/25 (a)		200	199,406

Transportation - Airlines - 0.1%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		146	148,229

Total Emerging Markets - Corporate Bonds (cost $4,831,535)			4,531,486

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.8%
CLO - Floating Rate - 0.8%
Goldentree Loan Opportunities Ltd.
Series 2014-9A, Class DR2
5.582% (LIBOR 3 Month + 3.00%), 10/29/29 (a)(f)(j)	U.S.$	520	$511,325
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.62% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(f)(j)		550	543,002
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.597% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(f)(j)		550	543,415
TIAA CLO II Ltd.
Series 2017-1A, Class A
3.872% (LIBOR 3 Month + 1.28%), 4/20/29 (a)(f)(j)		500	500,014

Total Collateralized Loan Obligations (cost $2,119,925)			2,097,756

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Qatar - 0.3%
Qatar Government International Bond
3.875%, 4/23/23 (a)		680	713,150
4.00%, 3/14/29 (a)		246	265,065

			978,215

Saudi Arabia - 0.3%
Saudi Government International Bond
4.00%, 4/17/25 (a)		685	730,210

Total Governments - Sovereign Bonds (cost $1,602,440)			1,708,425

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Commercial Mortgage Trust
Series 2012-CR3, Class D
4.911%, 10/15/45 (a)(f)		100	99,803
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.131%, 6/15/45 (a)(f)		100	96,079
UBS Commercial Mortgage Trust
Series 2012-C1, Class D
5.728%, 5/10/45 (a)(f)		140	141,483
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class XA
1.834%, 10/15/49 (n)		2,663	244,866

			582,231

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.0%
Great Wolf Trust
Series 2017-WOLF, Class A
3.244% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(j)	U.S.$	39	$39,000

Total Commercial Mortgage-Backed Securities (cost $622,224)			621,231

GOVERNMENTS - TREASURIES - 0.2%
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21 (cost $523,295)	RUB	30,493	486,355

	Shares
SHORT-TERM INVESTMENTS - 9.2%
Investment Companies - 8.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (o)(p)(q) (cost $23,837,322)		23,837,322	23,837,322

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill Zero Coupon, 8/08/19 (r) (cost $902,732)	U.S.$	905	903,042

Total Short-Term Investments (cost $24,740,054)			24,740,364

Total Investments - 99.0% (cost $264,145,716) (s)			265,592,902
Other assets less liabilities - 1.0%			2,764,278

Net Assets - 100.0%			$268,357,180

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	46	September 2019	$7,032,100	$(29,047)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	582	RUB	37,871	8/06/19	$14,113
Barclays Bank PLC	INR	27,391	USD	388	7/16/19	(9,010)
Barclays Bank PLC	USD	673	RUB	42,725	8/06/19	128
BNP PARIBAS SA	CAD	852	USD	633	7/24/19	(17,872)
BNP PARIBAS SA	USD	96	KRW	111,472	8/26/19	938
Citibank, NA	EUR	20,413	USD	23,157	7/10/19	(70,042)
Citibank, NA	USD	221	INR	15,636	7/16/19	5,064
Citibank, NA	USD	640	CAD	852	7/24/19	11,694
Citibank, NA	USD	419	KRW	486,308	8/26/19	2,098
Credit Suisse International	USD	777	EUR	682	7/10/19	(364)
Credit Suisse International	MXN	14,693	USD	736	8/29/19	(22,124)
Goldman Sachs Bank USA	INR	26,266	USD	374	7/16/19	(6,096)
JPMorgan Chase Bank, NA	EUR	2,154	USD	2,428	7/10/19	(21,924)
JPMorgan Chase Bank, NA	USD	669	HUF	189,124	7/11/19	(3,429)
JPMorgan Chase Bank, NA	USD	854	KRW	987,354	8/26/19	11
JPMorgan Chase Bank, NA	GBP	1,878	USD	2,397	8/28/19	6,553
Morgan Stanley Capital Services, Inc.	USD	668	PLN	2,517	7/11/19	6,655
Morgan Stanley Capital Services, Inc.	USD	1,931	BRL	7,396	8/02/19	(10,480)
Morgan Stanley Capital Services, Inc.	RUB	32,163	USD	486	8/06/19	(20,190)
Natwest Markets PLC	BRL	4,638	USD	1,210	7/02/19	2,443
Natwest Markets PLC	USD	1,213	BRL	4,638	7/02/19	(5,038)
Natwest Markets PLC	EUR	2,091	USD	2,348	7/10/19	(30,549)
Natwest Markets PLC	BRL	4,638	USD	1,209	8/02/19	4,914
Standard Chartered Bank	BRL	2,316	USD	604	7/02/19	1,220
Standard Chartered Bank	BRL	6,954	USD	1,721	7/02/19	(90,012)
Standard Chartered Bank	USD	2,419	BRL	9,270	7/02/19	(5,260)
Standard Chartered Bank	USD	544	INR	38,424	7/16/19	12,491
Standard Chartered Bank	BRL	15,120	USD	3,984	10/10/19	84,300
State Street Bank & Trust Co.	EUR	697	USD	784	7/10/19	(9,362)
State Street Bank & Trust Co.	USD	3,867	EUR	3,436	7/10/19	43,096
State Street Bank & Trust Co.	GBP	278	USD	355	8/28/19	640
State Street Bank & Trust Co.	USD	750	MXN	14,812	8/29/19	14,034
State Street Bank & Trust Co.	ZAR	3,621	USD	251	9/18/19	(3,770)

						$(115,130)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	2.94%	USD 2,810	$(234,798)	$(225,497)	$(9,301)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	2.94	USD 2,810	234,797	99,057	135,740

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00%	Quarterly	3.25%	USD 29,835	$2,298,410	$2,064,329	$234,081
iTraxx -Xover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.53	EUR 1,299	167,273	147,914	19,359

					$2,465,682	$2,085,803	$379,879

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 4,200	5/03/26	1.771%	3 Month LIBOR	Semi-Annual/Quarterly	$22,974	$	– 0	–	$22,974
USD 2,680	12/16/26	2.342%	3 Month LIBOR	Semi-Annual/Quarterly	(90,453)		– 0	–	(90,453)

					$(67,479)	$	– 0	–	$(67,479)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	13.23%	USD	540	$109,167	$67,569	$41,598
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	Monthly	13.23	USD	1,190	240,571	150,724	89,847
Sale Contracts
Barclays Bank PLC
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.07	EUR	424	6,148	10,567	(4,419)
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	Quarterly	0.07	EUR	326	4,730	8,143	(3,413)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00%	Quarterly	0.07%	EUR	670	$9,717	$15,641	$(5,924)
Credit Suisse International
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.09	EUR	410	55,186	26,891	28,295
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,052	(105,095)	(72,461)	(32,634)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	315	(31,469)	(21,135)	(10,334)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.04	USD	400	48,516	36,038	12,478
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	1,026	(211,891)	(121,489)	(90,402)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	837	(172,812)	(104,075)	(68,737)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.23	USD	836	(172,606)	(106,738)	(65,868)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	592	(59,141)	(41,945)	(17,196)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	46	(4,595)	(3,083)	(1,512)

						$(283,574)	$(155,353)	$(128,221)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	5,730	9/20/19	$60,998
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	3,228	9/20/19	$32,442

						$93,440

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $113,939,216 or 42.4% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2019.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	When-Issued or delayed delivery security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV	3/21/18	$223,184	$230,948	0.09%
7.75%, 5/15/23
PMT Credit Risk Transfer Trust Series 2019-1R, Class A	3/21/19	404,019	404,375	0.15%
4.429%, 3/27/24
PMT Credit Risk Transfer Trust Series 2019-2R, Class A	6/07/19	368,444	369,049	0.14%
5.162%, 5/27/23
Tonon Luxembourg SA	7/24/15	256,039	4,291	0.00%
6.50%, 10/31/24
Virgolino de Oliveira Finance SA	3/15/13	425,000	20,923	0.01%
10.50%, 1/28/18

(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(k)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.
(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(m)	Defaulted matured security.
(n)	IO - Interest Only.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,269,396 and gross unrealized depreciation of investments was $(3,688,768), resulting in net unrealized appreciation of $1,580,628.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Bond Fund, Inc.

Limited Duration High Income Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$116,745,369		$4,291	(a)	$116,749,660
Corporates - Investment Grade		– 0	–	64,155,052		– 0	–	64,155,052
Bank Loans		– 0	–	21,837,229		1,938,369		23,775,598
Collateralized Mortgage Obligations		– 0	–	8,835,586		– 0	–	8,835,586
Emerging Markets - Sovereigns		– 0	–	7,739,685		– 0	–	7,739,685
Asset-Backed Securities		– 0	–	1,021,720		4,545,300		5,567,020
Emerging Markets - Treasuries		– 0	–	4,584,684		– 0	–	4,584,684
Emerging Markets - Corporate Bonds		– 0	–	4,510,563		20,923		4,531,486
Collateralized Loan Obligations		– 0	–	– 0	–	2,097,756		2,097,756
Governments - Sovereign Bonds		– 0	–	1,708,425		– 0	–	1,708,425
Commercial Mortgage-Backed Securities		– 0	–	283,866		337,365		621,231
Governments - Treasuries		– 0	–	486,355		– 0	–	486,355
Short-Term Investments:
Investment Companies		23,837,322		– 0	–	– 0	–	23,837,322
U.S. Treasury Bills		– 0	–	903,042		– 0	–	903,042

Total Investments in Securities		23,837,322		232,811,576		8,944,004		265,592,902
Other Financial Instruments (b):

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Forward Currency Exchange Contracts	– 0	–	210,392		– 0	–	210,392
Centrally Cleared Credit Default Swaps	– 0	–	2,700,480		– 0	–	2,700,480
Centrally Cleared Interest Rate Swaps	– 0	–	22,974		– 0	–	22,974
Credit Default Swaps	– 0	–	474,035		– 0	–	474,035
Total Return Swaps	– 0	–	93,440		– 0	–	93,440
Liabilities:
Futures	(29,047)		– 0	–	– 0	–	(29,047)
Forward Currency Exchange Contracts	– 0	–	(325,522)		– 0	–	(325,522)
Centrally Cleared Credit Default Swaps	– 0	–	(234,798)		– 0	–	(234,798)
Centrally Cleared Interest Rate Swaps	– 0	–	(90,453)		– 0	–	(90,453)
Credit Default Swaps	– 0	–	(757,609)		– 0	–	(757,609)

Total	$23,808,275		$234,904,515		$8,944,004		$267,656,794

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade (a)		Bank Loans		Asset-Backed Securities
Balance as of 9/30/18	$0		$3,516,154		$1,981,202
Accrued discounts/(premiums)	(7,541)		3,108		(691)
Realized gain (loss)	– 0	–	(60,228)		– 0	–
Change in unrealized appreciation/depreciation	(251,748)		(57,454)		97,548
Purchases	263,580		607,891		3,508,872
Sales/Paydowns	– 0	–	(770,283)		(1,041,631)
Transfers in to Level 3	– 0	–	300,847		– 0	–
Transfers out of Level 3	– 0	–	(1,601,666)		– 0	–

Balance as of 6/30/19	$4,291		$1,938,369		$4,545,300

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(251,748)		$(63,660)		$97,507

	Emerging Markets - Corporate Bonds		Collateralized Loan Obligations		Commercial Mortgage-Backed Securities
Balance as of 9/30/18	$32,391		$1,615,734		$91,814
Accrued discounts/(premiums)	– 0	–	75		(16)
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	252,112		(17,903)		8,544
Purchases	– 0	–	499,850		237,023
Sales/Paydowns	(263,580)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$20,923		$2,097,756		$337,365

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(4,811)		$(17,903)		$8,544

	Total
Balance as of 9/30/18	$7,237,295
Accrued discounts/(premiums)	(5,065)
Realized gain (loss)	(60,228)
Change in unrealized appreciation/depreciation	31,099
Purchases	5,117,216
Sales/Paydowns	(2,075,494)
Transfers in to Level 3	300,847	(b)
Transfers out of Level 3	(1,601,666	)(b)

Balance as of 6/30/19	$8,944,004

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$(232,071)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2019. Securities priced by the third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/19	Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$0	Qualitative Assessment		$0.00/N/A

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,504	$108,523	$105,190	$23,837	$243